Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Amounts charged for excess obsolete inventory, including certain product lines intend to discontinue	$ 117.3	$ 230.0	$ 197.0